CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 2,228	$ 9,598
Short-term investments	4,561	9,485
Total cash and cash equivalents	6,789	19,083
Securities available for sale, at fair value	8,184	4,174
Securities held to maturity, at amortized cost (fair value of $1,731,000 at December 31, 2012 and $2,506,000 at December 31, 2011)	1,594	2,322
Federal Home Loan Bank stock, at cost	2,861	3,111
Loans held for sale	2,606	769
Loans, net of allowance for loan losses of $1,780,000 at December 31, 2012 and $1,824,000 at December 31, 2011	180,599	161,120
Premises and equipment, net	3,753	3,882
Accrued interest receivable	617	627
Bank-owned life insurance	2,797	2,696
Other real estate owned	203	30
Prepaid FDIC insurance	215	362
Other assets	1,384	1,199
Total assets	211,602	199,375
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits	154,439	151,085
Securities sold under agreements to repurchase		573
Federal Home Loan Bank advances	23,600	25,121
Mortgagors' escrow accounts	1,034	730
Accrued expenses and other liabilities	1,966	1,537
Total liabilities	181,039	179,046
Commitments and contingencies (Note 14)
Stockholders' equity:
Preferred stock, $0.01 par value per share: 50,000,000 shares authorized at December 31, 2012 and $0.10 par value per share: 1,000,000 shares authorized at December 31, 2011; none outstanding
Common Stock, $0.01 par value per share: 100,000,000 shares authorized, 1,940,259 shares issued at December 31, 2012 and $0.10 par value per share: 10,000,000 shares authorized, 2,777,250 shares issued at December 31, 2011	19	278
Additional paid-in capital	20,669	11,496
Retained earnings	10,958	10,010
Accumulated other comprehensive income	183	134
Unearned compensation - ESOP (101,367 shares unallocated at December 31, 2012 and 28,597 shares unallocated at December 31, 2011)	(1,084)	(286)
Unearned compensation - Restricted stock (30,281 shares non-vested at December 31, 2012 and 36,552 shares non-vested at December 31, 2011)	(182)	(167)
Treasury stock, at cost (133,347 shares at December 31, 2011)		(1,136)
Total stockholders' equity	30,563	20,329
Total liabilities and stockholders' equity	$ 211,602	$ 199,375